Expenses by Nature	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Expenses by Nature
28. Expenses by Nature
The Company presents its expenses by function in the consolidated statement of profit or loss and presents below its expenses by nature:

	2019	2018	2017
Raw materials and materials for use and consumption	81,819,820	83,116,950	71,217,345
Personnel expenses	2,415,581	2,513,586	2,231,556
Freight and storage	1,170,870	1,178,990	1,117,467
Depreciation and amortization	844,647	812,489	704,544
Amortization of right to use assets	300,058	—	—
Advertising and marketing	206,103	173,988	192,441
Services provided by third parties	322,589	328,361	351,227
Other expenses	474,081	709,710	679,810

Total	87,553,749	88,834,074	76,494,390

Classified as:
Cost of products and services sold	83,187,109	84,537,368	72,431,473
Selling and marketing	2,640,387	2,670,867	2,486,389
General and administrative	1,726,253	1,625,839	1,576,528

Total	87,553,749	88,834,074	76,494,390